Disclosure of Changes in Number of Shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Treasury stock - at cost, shares	(137,706)	(38,268)	(23,497)
Common Stock - Outstanding	103,476,847	103,397,699	103,169,806
Common Stock Member
Beginning balance	103,435,967	103,193,303	102,634,640
Issuance of stock	178,586	242,664	558,663
Ending balance	103,614,553	103,435,967	103,193,303
Preferred Stock Member
Ending balance	2,006,391	2,006,391	2,006,391